Employee Benefit Plans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plans, withdrawal obligation	$ 3,134,000
Multiemployer plans, current withdrawal obligation	240,000
Multiemployer plans, noncurrent withdrawal obligations	2,894,000
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Expected amortization of pension prior service cost	$ 2,000
Maximum term of coverage for postretirement benefit plans	3 years
Expected amortization of gain/loss next fiscal year	$ 49,000
Effect of one percentage point increase on accumulated postretirement benefit obligation	57,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation	$ 53,000
Employer matching contribution, allowable matching percentage based on terms of the plan (as a percent)	100.00%
Employer matching contribution (as a percent)	3.00%
Employer matching contribution, allowable matching percentage after initial match (as a percent)	50.00%
Employer matching contribution, after initial match (as a percent)	2.00%
Employer matching contribution, discretionary match	4.00%
Cliff vesting period	2 years
Amounts expensed	$ 1,672,000	$ 2,114,000
Other Postretirement Benefit Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Medical postretirement plans, qualifying retirement age range	62 years
Other Postretirement Benefit Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Medical postretirement plans, qualifying retirement age range	65 years
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Lump sum payout options	$ 3,375,000	1,931,000
Expected amortization of pension prior service cost	52,000
Accumulated benefit obligation in excess of plan assets	5,499,000	148,479,000
Accumulated benefit obligation	5,499,000	148,479,000
Fair value of plan assets	$ 0	$ 145,065,000
Projected annual salary increase (as a percent)	3.00%	0.00%
Expected return on assets	$ (6,124,000)	$ (7,883,000)
Projected amortization of actuarial gains for the next fiscal year	$ 0
Pension Plans | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Target portfolio allocation (as a percent)	100.00%
Pension Plans | Corporate Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	72.00%	75.00%
Pension Plans | US Treasury and Government
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	17.00%	17.00%
Pension Plans | Agency Securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	1.00%	2.00%
Pension Plans | Other fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Fixed income securities allocation (as a percent)	10.00%	6.00%